Schedule of Lease Rental Income (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Lessor Lease Description [Line Items]
Lease rental income - operating leases	$ 160,555	$ 127,680	$ 305,915	$ 257,996
Interest income on net investment in finance leases	18,404	5,674	33,047	10,958
Interest income on container leaseback financing receivable	5,341	4,069	10,779	8,075
Variable lease revenue	3,134	7,351	6,937	13,223
Total lease rental income	187,434	144,774	356,678	290,252
Owned Fleet
Lessor Lease Description [Line Items]
Lease rental income - operating leases	145,894	112,796	276,808	228,599
Interest income on net investment in finance leases	18,404	5,674	33,047	10,958
Interest income on container leaseback financing receivable	5,341	4,069	10,779	8,075
Variable lease revenue	2,809	6,109	6,237	11,088
Total lease rental income	172,448	128,648	326,871	258,720
Managed Fleet
Lessor Lease Description [Line Items]
Lease rental income - operating leases	14,661	14,884	29,107	29,397
Variable lease revenue	325	1,242	700	2,135
Total lease rental income	$ 14,986	$ 16,126	$ 29,807	$ 31,532